Shareholder Fees - VIPStockSelectorAllCap-InitialServiceService2PRO	Apr. 29, 2024 USD ($)
VIPStockSelectorAllCap-InitialServiceService2PRO | VIP Stock Selector All Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)